Other Provisions - Retirement Benefit Obligation - Disclosure of Net Liability of Defined Benefit Plan (Details) - ZAR (R) R in Millions	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of defined benefit plans [line items]
Retirement benefit obligation	R 247	R 193
Present value of defined benefit obligation
Disclosure of defined benefit plans [line items]
Retirement benefit obligation	247	193	R 201
Fair value of plan assets
Disclosure of defined benefit plans [line items]
Retirement benefit obligation	R 0	R 0